THE PRUDENTIAL SERIES FUND

Global Portfolio

SP International Value Portfolio

Supplement dated October 1, 2014 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prudential Series Fund (PSF, and the series thereof, the Portfolios) Prospectus and Statement of Additional Information (SAI) and should be retained for future reference. The Global Portfolio and SP International Portfolio discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the PSF Prospectus.

Effective immediately, Greg Sleight and Guy Lakonishok, CFA, each a current portfolio manager of LSV Asset Management (LSV), join Josef Lakonishok, Menno Vermuelen, CFA and Puneet Mansharamani, CFA as the portfolio managers of LSV responsible for the day to day management of a portion of the Global Portfolio and SP International Value Portfolio.

To reflect this change, the Prospectus and SAI are hereby revised as follows:

I.            The following information is hereby added to the table disclosing the portfolio managers of LSV disclosed in the sections of the Prospectus entitled “Summary: Global Portfolio - Management of the Portfolio” and “Summary: SP International Value Portfolio - Management of the Portfolio”:

Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Greg Sleight	Partner & Portfolio Manager	July 2014
		Guy Lakonishok, CFA	Partner & Portfolio Manager	July 2014

II. The following hereby replaces the sections of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – Global Portfolio – LSV Segment” and ”HOW THE TRUST IS MANAGED – Portfolio Managers – SP International Value Portfolio – LSV Segment”

LSV Segment. The portfolio managers responsible for the day-to-day management of the segment of the Portfolio managed by LSV are Josef Lakonishok, Menno Vermeulen, CFA, Puneet Mansharamani, CFA, Greg Sleight and Guy Lakonishok, CFA.

Josef Lakonishok has served as CEO, CIO, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 36 years of investment and research experience.

Menno Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Portfolio Manager and Partner since 1998. He has more than 22 years of investment experience.

Puneet Mansharamani, CFA has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006. He has more than 15 years of investment experience.

Greg Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

Guy Lakonishok, CFA has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

III. The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the following information pertaining to LSV with respect to each of the Global Portfolio and the SP International Value Portfolio:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
LSV Asset Management	Greg Sleight	None	None	None	None
	Guy Lakonishok, CFA	None	None	None	None

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PSFSUP1